STOCKHOLDERS' EQUITY (Schedule of Fair Value of Warrant Weighted Average Assumptions) (Details) - Warrant [Member]		6 Months Ended
	May 13, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Risk-free interest rate, Minimum		1.31%
Risk-free interest rate, Maximum		2.30%
Volatility Minimum		100.00%
Volatility Maximum		167.00%
Dividend yield		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		7 years